Stock-Based Compensation - Stock Options Outstanding (Detail) - $ / shares		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (usd per share)		$ 18
Range of Exercise Prices, Upper Range (usd per share)		$ 51
Options outstanding (shares)		35,735,264
Options outstanding, Weighted-average remaining contractual life (in years)		3 years 4 months 24 days
Options outstanding, Weighted-average exercise price (usd per share)		$ 33.57
Options exercisable (shares)		33,703,283	[1]	42,137,574	52,130,525
Options exercisable, Weighted-average exercise price (usd per share)		$ 34.27	[1]	$ 34.38	$ 34
Range 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (usd per share)		18
Range of Exercise Prices, Upper Range (usd per share)		$ 31
Options outstanding (shares)		19,256,469
Options outstanding, Weighted-average remaining contractual life (in years)		4 years 10 months 24 days
Options outstanding, Weighted-average exercise price (usd per share)		$ 25.78
Options exercisable (shares)	[1]	17,224,488
Options exercisable, Weighted-average exercise price (usd per share)	[1]	$ 26.22
Range 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (usd per share)		31
Range of Exercise Prices, Upper Range (usd per share)		$ 41
Options outstanding (shares)		6,044,363
Options outstanding, Weighted-average remaining contractual life (in years)		1 year
Options outstanding, Weighted-average exercise price (usd per share)		$ 39.73
Options exercisable (shares)	[1]	6,044,363
Options exercisable, Weighted-average exercise price (usd per share)	[1]	$ 39.73
Range 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (usd per share)		41
Range of Exercise Prices, Upper Range (usd per share)		$ 51
Options outstanding (shares)		10,434,432
Options outstanding, Weighted-average remaining contractual life (in years)		2 years
Options outstanding, Weighted-average exercise price (usd per share)		$ 44.38
Options exercisable (shares)	[1]	10,434,432
Options exercisable, Weighted-average exercise price (usd per share)	[1]	$ 44.38

[1]	At Dec. 31, 2014 and 2013, 42,137,574 and 52,130,525 options were exercisable at an average price per common share of $34.38 and $34, respectively.